UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Period End Date:	03/31/2012

Institutional Investment Manager Filing this Report:
Callan Capital LLC
1250 Prospect St Ste. 01
La Jolla, CA 92037

13F File Number: 028-14789

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Ryan Callan  						05/09/2012
Ryan Callan, COO					Date
(858) 551-3800

Report Type:
X	13F Holdings Report


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Form 13F Summary Page

Report Summary:
Number of Other Included Managers:		0
13F Information Table Entry Total:		34
13F Information Table Value Total:		$146,801,296.71



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	Form 13F Information Table
                                       Value              Put INV  OHTR Vtng
Name Of Issuer		Title CUSIP    (1000) Shares   SH Cal DSCN MNGR Auth
---------------------- -------------   ------ -------- -- --- ---- ---- -----

S P D R TRUST Unit SR    COM  78462F103 345    2463    SH N/A SOLE N/A	NONE
Wisdomtree Largecap Div  COM  97717W307 221    4177    SH N/A SOLE N/A	NONE
Biogen Idec Inc          COM  09062X103 707    5232    SH N/A SOLE N/A	NONE
Arena Pharmaceuticals    COM  40047102  31     12,000  SH N/A SOLE N/A	NONE
Sector Spdr Util Select  COM  81369Y886 513    14,405  SH N/A SOLE N/A  NONE
Sector Spdr Materials Fd COM  81369Y100 874    23,828  SH N/A SOLE N/A	NONE
Apricus Biosciences Inc  COM  03832V109 67     25,000  SH N/A SOLE N/A	NONE
Vanguard Mid Cap         COM  922908629 2,415  29,620  SH N/A SOLE N/A	NONE
Ishares Msci All Country COM  464288182 1,761  31,050  SH N/A SOLE N/A	NONE
Ishares Tr Dj US Finl    COM  464287788 1,962  33,902  SH N/A SOLE N/A	NONE
Vanguard Intl Eqty Index COM  922042775 1,718  39,671  SH N/A SOLE N/A	NONE
Sector Spdr Engy Select  COM  81369Y506 3,424  48,176  SH N/A SOLE N/A	NONE
Sector Spdr Health Fund  COM  81369Y209 2,049  54,538  SH N/A SOLE N/A	NONE
Sector Spdr Consumer Fd  COM  81369Y407 2,668  57,810  SH N/A SOLE N/A	NONE
Sector Spdr Tr Con Stpls COM  81369Y308 2,070  60,371  SH N/A SOLE N/A	NONE
Powershs ETF Small - Mid COM  73935X567 4,541  67,932  SH N/A SOLE N/A	NONE
Sector Spdr Indl Select  COM  81369Y704 2,663  71,724  SH N/A SOLE N/A	NONE
Calamp Corp              COM  128126109 470    78,402  SH N/A SOLE N/A	NONE
Vanguard Reit            COM  922908553 5,552  84,023  SH N/A SOLE N/A	NONE
Ishares S&P Euro 350 Idx COM  464287861	3,106  85,516  SH N/A SOLE N/A	NONE
Ishares Msci Pac Ex Japn COM  464286665 3,918  88,459  SH N/A SOLE N/A	NONE
Ishares Msci Emrg Mkt Fd COM  464287234	4,277  100,857 SH N/A SOLE N/A	NONE
Wisdomtree Japan Tot Div COM  97717W851 3,485  103,055 SH N/A SOLE N/A	NONE
Ishares Msci Cda Idx Fd  COM  464286509 3,041  107,619 SH N/A SOLE N/A	NONE
Halozyme Therapeutics    COM  40637H109 971    117,000 SH N/A SOLE N/A	NONE
Vanguard Emerging Market COM  922042858	6,503  151,899 SH N/A SOLE N/A	NONE
Sector Spdr Fincl Select COM  81369Y605 2,591  167,571 SH N/A SOLE N/A	NONE
Sector Spdr Tech Select  COM  81369Y803 6,317  210,998 SH N/A SOLE N/A	NONE
Trius Therapeutics Inc	 COM  89685K100	1,489  276,434 SH N/A SOLE N/A	NONE
Alps TRUST Etf           COM  00162Q866 6,151  364,634 SH N/A SOLE N/A	NONE
Vanguard European        COM  922042874 17,009 379,840 SH N/A SOLE N/A	NONE
Ishares Msci Jpn Idx Fd  COM  464286848	3,854  402,090 SH N/A SOLE N/A	NONE
Powershs Exch Trad Fd Tr COM  73935X583 24,615 410,943 SH N/A SOLE N/A	NONE
Spdr S&P Dividend Etf    COM  78464A763 25,408 448,430 SH N/A SOLE N/A	NONE

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